Investment properties (Tables)	12 Months Ended
Jun. 30, 2026
Investment properties
Schedule of investment property

£’000
At 1 July 2024
Cost	32,193
Accumulated depreciation and impairment	(12,480)
Net book amount	19,713
Year ended 30 June 2025
Opening net book amount	19,713
Depreciation charge	(280)
Closing net book amount	19,433
At 30 June 2025
Cost	32,193
Accumulated depreciation and impairment	(12,760)
Net book amount	19,433
Year ended 30 June 2026
Opening net book amount	19,433
Depreciation charge	(279)
Closing net book amount	19,154
At 30 June 2026
Cost	32,193
Accumulated depreciation and impairment	(13,039)
Net book amount	19,154

Schedule of other amounts recognized in profit or loss for investment properties

	2026	2025
	£’000	£’000
Rental revenue	4,146	2,137
Direct operating expenses from properties, all of which generated rental revenue	(1,279)	(742)